SELECTED STATEMENT OF OPERATIONS DATA (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues, Total	$ 20,928	$ 25,020	$ 18,480
United States
Revenues, Total	11,292	14,411	11,809
United Kingdom
Revenues, Total	904	763	1,221
Rest of Europe
Revenues, Total	5,793	6,402	2,537
Israel
Revenues, Total	1,417	2,256	1,768
Other
Revenues, Total	$ 1,522	$ 1,188	$ 1,145